Label	Element	Value
The Merger Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000701804_SupplementTextBlock
THE MERGER FUND

WCM ALTERNATIVES: EVENT-DRIVEN FUND

100 SUMMIT LAKE DRIVE

VALHALLA, NEW YORK 10595

SUPPLEMENT DATED MARCH 5, 2019

TO PROSPECTUS DATED MAY 1, 2018

AND SUMMARY PROSPECTUS OF

THE MERGER FUND DATED MAY 1, 2018

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT AFFECTS INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Risk/Return [Heading]	rr_RiskReturnHeading	The Merger Fund
Strategy [Heading]	rr_StrategyHeading	Securities Lending Activities of The Merger Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The following is hereby added as a new sentence to the sub-section of the Prospectus entitled “Principal Investment Strategies” under the section entitled “Fund Summaries”:

The Merger Fund may also loan portfolio securities to earn income.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.